Accounting principles (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Principles [Abstract]
Goodwill	Goodwill
Following initial recognition, goodwill is stated at cost less any accumulated impairment losses (see Note 4.4).
In respect of business combinations prior to January 1, 2020, in accordance with IFRS 1 exemption, goodwill is included on the basis of its deemed cost, which represents the amount recorded under the prior basis of accounting, French GAAP, (“Previous GAAP”).
Intangible assets	Intangible assets
Pursuant to IAS 38—Intangible Assets, intangible assets acquired are recognized as assets on the statements of financial position at their acquisition cost.
Licenses
Payments for separately acquired research and development are capitalized within “Other intangible assets” provided that they meet the definition of an intangible asset: a resource that is (i) controlled by the Group, (ii) expected to provide future economic benefits for the Group and (iii) identifiable (i.e., it is either separable or arises from contractual or legal rights). In accordance with paragraph 25 of
IAS 38—Intangible Assets, the recognition criterion relating to the likelihood of future economic benefits generated by the intangible asset, is presumed to be achieved for research and development activities when they are acquired separately. In this context, amounts paid to third parties in the form of initial payments or milestone payments relating to pharmaceutical specialties that have not yet obtained a marketing authorization are recognized as intangible assets. These rights will be amortized on a straight-line basis, after obtaining the marketing authorization, over their useful life. Unamortized rights (before marketing authorization) are subject to impairment tests in accordance with the method defined in Note 4.4.
Research and development costs
Pursuant to IAS 38 – Intangible Assets, research costs are expensed in the period during which they are incurred. Development costs are only recognized as intangible assets if the following criteria are met:
•it is technically feasible to complete the development of the project;
•it is the Group’s intention to complete the project and to utilize it;
•it has capacity to utilize the intangible asset;
•there is proof of the probability of future economic benefits associated with the asset
•there is availability of the technical, financial and other resources for completing the project; and
•there is a reliable evaluation of the development expenses.
The initial measurement of the asset is the sum of expenses incurred starting on the date on which the development project meets the above criteria. Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Group believes that the six criteria stipulated by IAS 38 have not been fulfilled to date and the application of this principle has resulted in all development costs being expensed as incurred in all periods presented.
Other intangible assets
Other intangible assets mainly consist of acquired software. Costs related to the acquisition of software licenses are recognized as assets based on the costs incurred to acquire and set up the related software. Other intangible assets are amortized using the straight-
line method over a period of one year.
Property, plant and equipment	Property, plant and equipment
Pursuant to IAS 16 – Property, Plant and Equipment, property, plant and equipment are recognized at their acquisition cost (purchase price and directly attributable costs) or at their production cost by the Group, as applicable.
Property, plant and equipment are depreciated using the straight-line method over the estimated useful life of the asset. The principal useful lives applied are as follows:

DEPRECIATION PERIOD
Buildings
Office fixtures and fittings	3 years (1)
Equipment
Industrial materials and equipment	5 to 10 years
Technical facilities	5 to 10 years
Furniture and computer equipment:
Office equipment	5 to 10 years
IT equipment	3 years
Furniture	10 years
(1)Office fixtures and fittings estimated useful lives correspond to the Paris headquarters and Boston offices residual estimated lease terms.
The useful lives of property, plant and equipment as well as any residual values are reviewed at each year-end and, in the event of a significant change, the depreciation schedule is revised prospectively.
Impairment of goodwill, intangible assets, property and plant and equipment	Impairment of goodwill, intangible assets, property and plant and equipment
Goodwill and intangible assets not yet available for use are not amortized and are tested for impairment annually.
In addition, the Group assesses at the end of each reporting period whether there is an indication that intangible assets and property, plant and equipment may be impaired. Pursuant to IAS 36—Impairment of Assets, criteria for assessing indication of loss in value may notably include performance levels lower than forecast, a significant change in market data or the regulatory environment, or obsolescence or physical damage of the asset not included in the amortization/depreciation schedule.
For the purpose of impairment testing, goodwill and intangible assets not yet available for use are allocated to each of the Group’s
CGUs expected to benefit from synergies arising from the business combination or from the use of the intangible assets.
An impairment loss is recognized when the carrying amount of a CGU, including the goodwill, exceeds the recoverable amount of the
CGU. The recoverable amount of a CGU is the higher of the CGU’s fair value less cost to sell and value-in-use. The total impairment loss of a CGU is allocated first to reduce the carrying amount of goodwill allocated to the CGU and then to the other assets of the
CGU pro-rata on the basis of the carrying amount of each asset in the CGU.
An impairment loss on goodwill is not reversed in a subsequent period. Impairment losses on intangible assets and property, plant and equipment shall be reversed subsequently if the impairment loss no longer exists or has decreased.
Financial assets at amortized cost	Financial assets at amortized cost
Other financial assets (advances, loans and deposits granted to third parties and other short-term investments) and other receivables are non-derivative financial assets with fixed or determinable payments that are not listed on an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset.
IFRS 9 – Financial Instruments requires an entity to recognize a loss allowance for expected credit losses on a financial asset at amortized cost at each statement of financial position date. The amount of the loss allowance for expected credit losses equal to: (i) the
12—month expected credit losses or (ii) the full lifetime expected credit losses. The latter applies if credit risk has increased significantly since initial recognition of the financial instrument.
Cash and cash equivalents	Cash and cash equivalents
The Group classifies investments as cash equivalents in the statements of financial position and statements of cash flows when they meet the conditions of IAS 7—Statement of Cash Flows, i.e., when they are:
•held in order to face short-term cash commitments; and
•short term and highly liquid assets at acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.
Share capital	Share capital
Ordinary shares are classified in shareholders’ equity. Costs associated with the issuance of new shares are directly accounted for in shareholders’ equity in diminution of issuance premium.
The Group’s own shares bought in the context of a brokering/liquidity agreement entered with an independent broker are presented as a reduction of shareholders’ equity until their cancellation, their reissuance or their disposal.
Share-based payments	Share-based payments
Since its inception, the Group has established several plans for compensation settled in equity instruments in the form of founders’
share subscription warrants (“bons de souscription de parts de créateur d’entreprise” or “BCE”), share subscription warrants (“Bons de souscription d’actions,” or “BSA”) and free shares (“Attributions gratuites d’actions,” or “AGA”), granted to its employees, corporate officers and scientific consultants.
Pursuant to IFRS 2—Share-based Payment, these awards are measured at their fair value on the date of grant. The values of the equity instruments are determined using the option pricing model (in particular, a Black and Scholes model for the BCE and BSA plans and a
Monte-Carlo simulation for the AGA plans which include market performance vesting conditions) based on the value of the underlying equity instrument at grant date, the volatility observed in a sample of comparable listed companies and the estimated life of the related equity instruments.
The Group recognizes the fair value of these awards as a share-based compensation expense over the period in which the related services are received, i.e. over the vesting period, with a corresponding increase in shareholders’ equity. Share-based compensation is recognized by installments in consistency with their graded vesting schedule, when applicable.
The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.
For share-based payment awards with market vesting conditions and non-vesting conditions, the grant-date fair value of the share-
based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcome.
The measurement of the fair value of BSA, BCE and AGA incorporates the market-based vesting conditions and non-vesting conditions as described in Note 4.16 “Use of judgments and estimates”.
Financial liabilities	Financial liabilities
Note 4.8.1. Financial liabilities at amortized cost
Pursuant to IFRS 9 – Financial Instruments, the borrowings, the debt component of the Kreos / Claret OCABSA (classified as convertible loan notes – see Compound instruments Compound instruments below) and Other financial liabilities (conditional advances and royalty certificates) other than financial derivative liabilities are measured at amortized cost. They are initially recognized at fair value and subsequently measured at amortized cost calculated using the effective interest rate (“EIR”) method. The transaction costs that are directly attributable to the issue of the financial liability reduce that financial liability. These expenses are then amortized over the lifetime of the liability, on the basis of the EIR. The EIR is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability to the amortized cost of a financial liability. Financial liabilities that are due within one year are presented as current financial liabilities in the statements of financial position.
Royalty certificates
Royalty certificates meet the definition of financial liabilities. The Group concluded that they do not include embedded derivatives related to the variability of royalties that are based on future net sales. In addition, the Group concluded that the prepayment options were separate derivative instruments as their redemption price did not reimburse holders for an amount up to the approximate present value of lost interest for the remaining term of the host contracts. However, their value at inception and subsequent dates is nil and has no impact on the financial statements.

Royalty certificates are initially measured at fair value (refer to note 15.10 for valuation model applied). They are subsequently measured at amortized cost calculated using the EIR method. The EIR is calculated based on future cash flows, which are estimated on the basis of development and commercialization plans and budgets approved by the Board of Directors of the Group, and probability-
weighted to reflect the probability of success of clinical studies and any other uncertainty affecting them. If there is a change in the timing or amount of estimated cash flows, then the gross carrying amount of the amortized cost of the financial liability is adjusted in the period of change to reflect the revised actual and estimated cash flows, with a corresponding income or expense being recognized in profit or loss. The revised gross carrying amount of the amortized cost of the financial liability is calculated by discounting the future revised estimated cash flows at the original EIR.
Conditional advances and State guaranteed loan – “PGE”
Accounting treatment for conditional advances and the State-guaranteed loan (Prêt garanti par l'Etat, or "PGE") is set forth in Note 4.9.
Leases
Accounting treatment for lease liabilities is set forth in Note 4.12.
Note 4.8.2. Financial liabilities measured at fair value through profit or loss
Derivative instruments
BSA attached to Kreos 1 bonds, the conversion option of OCEANE, certain prepayment options of bonds, the Kreos / Claret warrants and the Kreos / Claret Minimum Return Indemnifications ("MRI") are derivatives instruments. Derivatives are recognized initially at fair value at the date the derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date.
The resulting gain or loss from change in the fair value is recognized in profit or loss immediately, as financial expenses or income.
Hybrid instruments
OCEANE bonds and Heights convertible notes (whose characteristics are described in Note 15.2 and Note 15.5) are hybrid instruments. A “hybrid contract” is a contract that includes both a non-derivative host contract and one or more embedded derivatives.
Embedded derivatives are required to be separated from the host contract (bifurcated) if: the economic characteristics and risks of the embedded derivative are not closely related to those of the host, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the hybrid contract is not measured at fair value through profit or loss.
Separable embedded derivatives are required to be measured at fair value at each reporting date, with changes in fair value recognized in profit or loss. The initial bifurcation of a separable embedded derivative does not result in any gain or loss being recognized.
Because the embedded derivative component is measured at fair value on initial recognition, the carrying amount of the host contract on initial recognition is the difference between the carrying amount of the hybrid instrument and the fair value of the embedded derivative. If the fair values of the hybrid instrument and host contract are more reliably measurable than that of the derivative component - e.g. because of the availability of quoted market prices - then it may be acceptable to use those values to determine the fair value of the derivative on initial recognition indirectly - i.e. as a residual amount.
The Heights convertible notes issued on August 24, 2023 included embedded derivatives as detailed in Note 15. The Group concluded that these features were embedded derivatives that would modify the cash flows required under the contract and require to be bifurcated from their host contract. The Group being unable to reliably value each embedded derivative at issuance date and on subsequent reporting dates, it measured the whole hybrid instrument at fair value through profit or loss (“FVTPL”) as permitted by
IFRS 9. Instruments measured at FVTPL under these conditions are measured at their fair value on issuance and on subsequent reporting dates, with changes in fair value recognized in profit or loss.
Compound instruments
The Kreos / Claret OCABSA are compound instruments (whose characteristics are described in Note 15.1). A “compound contract” is a contract that includes both a debt component and an equity component.  The debt component (excluding the conversion option and the attached OCABSA warrants) is initially recognized at fair value and subsequently measured at amortized cost calculated using the
EIR method. The equity component corresponding to the conversion option and the attached OCABSA warrants is recorded in equity, for the difference between the whole instrument’s fair value (its nominal value) and the standalone fair value of the debt component.
Fair value measurement
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:
•level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;
•level 2: fair value calculated using valuation techniques based on observable market data such as prices for assets and liabilities or similar parameters quoted in an active market;
•level 3: fair value calculated using valuation techniques based in whole or in part on unobservable inputs such as prices in an inactive market or a valuation based on multiples of unlisted securities.
See Note 12 Financial assets and liabilities, Note 15 Financial liabilities.
Research tax credit and subsidies	Research tax credit
The Group benefits from the provisions of Article 244 quater B of the French General Tax Code relating to the French research tax credit (“Crédit d’Impôt Recherche” or “CIR”). The CIR is granted to companies in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures which meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another state that is a party to the Agreement on the European
Economic Area and has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or as applicable, companies may receive cash reimbursement for any excess portion at the three-year period following the fiscal year of the expenditures. Only those companies meeting the EU definition of a small or medium-sized entity (“SME”) are eligible for payment in cash of their research tax credit (to the extent not used to offset corporate tax payables) in the year following the request for reimbursement. The expenditures taken into account for the calculation of the CIR involve only research expenses.
The CIR is presented under “Other operating income” in the statements of income (loss) as it is accounted for as a government grant as defined in IAS 20 – Accounting for Government Grants and Disclosure of Government Assistance, and as “Other receivables and assets” in the statement of financial position until its payment is received.
Subsidies
Subsidies are non-repayable grants received by the Group and recognized in the financial statements when there exists reasonable assurance that the Group will comply with the conditions attached to the subsidies and the subsidies will be received.
Subsidies that are upfront payments are presented as deferred income and recognized through “Other operating income” for the amount of the expenses incurred as part of the research program to which the subsidy relates.
A subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Group without associated future costs, is recognized in the Statements of income (loss) as “Other operating income” when there exists reasonable assurance that the subsidies will be received.
Conditional advances and PGE	Conditional advances and PGE
The Group receives conditional advances to finance at below market interest rate research and development projects. Due to the innovative nature of its drug candidate development programs, the Group has benefited from certain sources of financial assistance from Bpifrance. Bpifrance provides financial assistance and support to emerging French enterprises to facilitate the development and commercialization of innovative technologies.
Funds received from Bpifrance in the form of conditional advances are recognized as financial liabilities, as the Group has a contractual obligation to reimburse Bpifrance for such conditional advances in cash based on a repayment schedule. Each award of an advance is made to help fund a specific development milestone. More tails on conditional advances are provided in Note 15.7.
Receipts or reimbursements of conditional advances are reflected as financing transactions in the statements of cash flows.
The difference between the present value of the advance at market rate (i.e., present value of contractual cash flows including principal and interests, discounted using a market rate as effective interest rate in accordance with IFRS 9) and the amount received as cash from the Bpifrance constitutes a subsidy within the meaning of IAS 20. Considering that these advances do not finance fixed assets, these subsidies are presented as “Deferred income” in the statement of financial position and recognized in the statement of net income
(loss) as “Other operating income“ on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate.
The incremental interest expense resulting from the difference between (a) the market interest rate and the (b) below-market rate is spread over the contractual period until the last repayment and recognized in the statement of income (loss) accordingly, using the EIR method. In the event of a change in estimate of contractual cash flows due under the conditional advances, the Group recalculates the book value of the debt resulting from the discounting of the anticipated new future cash flows at the initial EIR. The adjustment is recognized in the statements of income (loss) for the period during which the modification is recognized.
In the statements of financial position, these conditional advances are recorded in “Other financial liabilities” as current or non-current portion depending on their maturity. In the event Bpifrance waived the repayment of the advance, the corresponding liability is derecognized and treated as a subsidy in the statements of income (loss).
The benefit resulting from the low interest of PGE loans is also recognized as a subsidy corresponding to the difference between the present value of the PGE at market rate and the amount received as cash. The accounting treatment is therefore similar to the above-
mentioned accounting treatment for conditional advances. PGE are recorded in “Borrowings” as current or non-current portion depending on their maturity.
Employee benefits	Employee benefits
The Group’s employees in France benefit from retirement benefits provided under French law, which consist in the following:
•compensation paid by the Group to employees upon their retirement (a defined benefit plan); and
•payments of retirement pensions by the social security agencies, which are financed by the contributions made by the
Group and employees. As they meet the definition of a defined contribution plan, the liabilities are presented as Tax and employee-related payables in the statement of financial position.
In accordance with IAS 19 – Employee Benefits, the liability with respect to defined benefit plans is estimated by using the projected credit unit method. According to this method, the cost of the retirement benefit is recognized in the statements of income (loss). The retirement benefit commitments are valued at the current value of the estimated future payments, discounted using the market rate for high quality corporate bonds with a term and currency that correspond to that estimated for the payment of the benefits. The Group applied the decision of the IFRS IC, published on May 24, 2021, that concluded that, in the case that no rights were acquired in the event of departure before retirement age and that the rights were capped after a certain number of years of seniority (“30 years”), the commitment would only be recognized for the last 30 years of the employee’s career within the Group.
The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized through operating expenses for the portion representing the costs of services rendered and financial expenses for the net interest costs, and through other comprehensive income (loss) for the portion representing the actuarial gains and losses due to changes in assumptions and experience adjustments.
Provisions	Provisions
Provisions correspond to commitments resulting from litigation and various risks to which the Group may face in the context of its operations. In accordance with IAS 37 – Provisions, Contingent Liabilities and Contingent Assets, a provision is recorded when the
Group has an obligation to a third party resulting from a past event that will likely result in an outflow of resources to the third party, and for which future cash outflows may be estimated reliably. The amount recorded as a provision is an estimate of the expenditure required to settle the obligation, discounted where necessary at year end.  Contingent liabilities are not recognized, but are disclosed in the notes to the financial statements unless the possibility of an outflow of economic resources is remote
Leases	Leases
As lessee, the Group assesses whether a contract contains a lease at inception of a contract and upon the modification of a contract.
The Group elected to allocate the consideration in the contract to the lease and non-lease components on the basis of the relative standalone price. The Group recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases (value of the underlying asset below
€5.0 thousand). For these short-term and low-value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.
The lease liability is initially measured at the present value of the future lease payments as from the commencement date of the lease to the end of the lease term. The lease terms used by the Group reflect the non-cancellable terms of each contract, plus any extension or termination options that the Group is reasonably certain to exercise or not exercise for all of the leases periods covered by the extension options. The lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, the
Group incremental borrowing rate for the asset subject to the lease in the respective markets.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever there is a change to the lease terms or expected payments under the lease, or a modification that is not accounted for as a separate lease. The portion of the lease payments attributable to the repayment of lease liabilities and the portion attributable to payment of interests are recognized in cash flows used in financing activities.
Right-of-use assets are initially recognized on the balance sheet at cost, which comprises the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentives received and any initial direct costs incurred by the Group, and expected costs for obligations to dismantle and remove right-of-use assets when they are no longer used.
Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.
Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections.
Translation of transactions denominated in foreign currency	Translation of transactions denominated in foreign currency
Pursuant to IAS 21 – The Effects of Changes in Foreign Exchange Rates, transactions performed by the Group in currencies other than their functional currency, which is the Euro, are translated at the prevailing exchange rate on the transaction date.
Trade receivables and payables and liabilities denominated in a currency other than the functional currency are translated at the period-end exchange rate. Unrealized gains and losses arising on translation are recognized in net financial income / (loss).
Current taxes	Tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the
French tax authorities, using tax rates and tax laws enacted or substantively enacted at the end of the reporting period in accordance with IAS 12 – Income Tax.
The income tax charge for the period comprises current tax due and the deferred tax charge. The tax expense is recognized in the statement of income (loss) unless it relates to items recorded in other comprehensive income (loss) or directly in equity, in which case the tax is also recorded in other comprehensive income (loss) or directly in equity.
Current taxes
The current tax expense is calculated based on taxable profit for the period, using tax rates enacted or substantively enacted at the statement of financial position date. Considering the level of tax loss of the Group, no current tax expense is recognized.
Deferred taxes	Deferred taxes
Deferred taxes are recognized when there are temporary differences between the carrying amount of assets and liabilities in the
Group’s financial statements and the corresponding tax basis used to calculate taxable profit. Deferred taxes are not recognized if they arise from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction, does not affect either the accounting or the taxable profit (tax loss).
The Group applies the Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction, issued on May 7, 2021, and presents the deferred tax assets and liabilities arising from such transactions separately within Note 22 -
Income tax, rather than on a net basis. The Amendments have no impact on the Statements of financial position and the Statement of comprehensive income (loss) for the periods presented.
Deferred tax assets
Deferred tax assets are recognized for all deductible temporary differences, unused tax losses and unused tax credits to the extent that it is probable that the temporary difference will reverse in the foreseeable future and that taxable profit will be available against which the deductible temporary difference, unused tax losses or unused tax credits can be utilized. See Note 4.16. Use of judgments and estimates and Note 22. Income tax.
Accounting of Prosynergia acquisition	Accounting of Prosynergia acquisition
From April 1, 2022 up until the merger completed on December 12, 2022, the Company owned a 100% ownership interest of
Prosynergia and as such, controlled Prosynergia. The Company had power over Prosynergia, was exposed or had rights to variable returns from its involvement with the entity and had the ability to affect those returns through its power over the entity.
The financial statements of Prosynergia were therefore included in the consolidated financial statements of the Company from the date control was obtained, i.e. April 1, 2022. Prosynergia was merged into the Company in December 12, 2022.
Considering that Prosynergia only owned patent rights but did not enter into any employee contract, research agreement, collaboration agreement or out-licensed agreement, it did not meet the definition of a business under IFRS 3. Consequently, the acquisition cost of this group of assets was allocated between the identifiable assets and liabilities acquired, pro rata to their respective fair values as of
April 1, 2022, without recognition of goodwill. For this purpose, the following approach was applied: first measurement of any identifiable asset or liability initially measured at an amount other than cost in accordance with the applicable standards, deduction from the cost of the group of assets of the amounts allocated to these assets and liabilities, and then allocation of the residual cost of acquisition to the remaining identifiable assets and liabilities based on their relative fair values at the date of acquisition.

Also, the €1,400 thousand loan granted to Prosynergia in December 2021 was included in the acquisition cost to be allocated, since, in substance, it was considered as a prepayment for the acquisition of the group of assets, which is repayable in cash in the event of non-
completion of the transaction.
The potential earn-out payment to be paid in the first half of 2023 was measured at fair value on April 1, 2022, for an amount of
€1,446 thousand, and included in the acquisition cost. This earn out could be triggered in the event the Group’s market capitalization was in excess of €300 million (valued at certain specified record dates), a listing of the Group’s shares on Nasdaq or a merger and acquisition transaction prior to March 31, 2023. The amount of the earn-out was equal to 1% of the difference between the Group’s market capitalization and €300 million, subject to a maximum amount of €4.0 million. It was payable in the first half of 2023 if conditions were met. No amount was payable in the event the Group’s market capitalization was lower than €300 million. The related financial liability was subsequently remeasured to its fair value as of December 31, 2022 estimated to nil (see Note 15.9). The remeasurement resulted in a financial income of €1,446 thousand over the year ended December 31, 2022.
As a consequence of the earn-out condition not being met on March 31, 2023, the related financial liability was derecognized.
The allocation of the acquisition cost is as follows:

(Amounts in thousands of euros)	Amount allocated as of April 1, 2022
Cash prepayment made in 2021 ........	325
Loan granted to Prosynergia in 2021	1,400
Cash payment made in 2022 .............	2,925
Acquisition fees (1) ...........................	466
Earn-out measured at fair value ........	1,446
Total acquisition cost allocated ......	6,562

Patents ...............................................	6,529
Cash and cash equivalents ................	42

Total assets ......................................	6,571

Total liabilities .................................	(9)

Total net assets ................................	6,562
(1)Of which €451 thousand were disbursed in 2021 and €15 thousand in 2022. Acquired cash amounts to €42 thousand.
The acquisition cost was mainly allocated to Prosynergia’s patents US 10,464,903 (filed on March 20, 2017 and granted on November
5, 2019), EP3 429 998 (filed on March 20, 2017 and granted on September 1, 2021) and continuation US 10,745,357 (filed on
November 1, 2019 and granted on August 18, 2020). All patents will expire in 2037.
These patents cover alternative synthesis process for obefazimod and a family of close chemical analogues. They also cover alternative forms of obefazimod (salts thereof and crystalline forms of said salts), the pharmaceutical composition comprising them, that could be of interest to the Company for future development.
Use of judgments and estimates	Use of judgments and estimates
In order to prepare financial statements in accordance with IFRS, estimates, judgments and assumptions were made by the Group’s management which could affect the reported amounts of assets, liabilities, contingent liabilities, income and expenses.
These estimates are based on the assumption of going concern and are prepared in accordance with information available at the date the financial statements were prepared. They are reviewed on an ongoing basis using past experience and various other factors considered to be reasonable as the basis to measure the carrying amount of assets and liabilities. Estimates may be revised due to changes in the underlying circumstances or subsequent to new information. Actual results may differ significantly from these estimates in line with assumptions or different conditions.
This note provides an overview of the areas that involved a higher degree of judgement or complexity, and of items which are more likely to be materially adjusted due to changes in estimates and assumptions. Detailed information about each of these estimates and judgements is included in other notes together with information about the basis of calculation for each affected line item in the financial statements.
•Recognition and measurement of impairment of CGUs. The main assumptions used for the impairment test include
(a) the amount of cash flows that are set on the basis of the development and commercialization plans and budgets approved by Board of Directors, (b) assumptions related to the achievement of the clinical trials and the launch of the commercialization, (c) the discount rate, (d) assumptions on risk related to the development and (e) for the commercialization, selling price and volume of sales. The sensitivity analysis in respect of the recoverable amount of the
CGUs is presented in Note 6.
•Measurement of share-based payments granted to employees, corporate officers and scientific consultants, such as BCE,
BSA and AGA, which is based on actuarial models; these models require the use by the Group of certain calculation assumptions such as the estimated vesting, the occurrence dates of a change of control or a M&A transaction dates, the percentage of success (“POS”) of obefazimod, the expected volatility and maturity of the underlying equity instrument
(see Note 4.7 and Note 14),
•Fair value measurement at inception and after of derivative financial instruments resulting from (i) the warrants issued concomitantly with the issuance of the straight and convertible bonds to Kreos on July 24, 2018 (or “Kreos 1”), (ii) the prepayment option attached to the straight and convertible bonds issued to Kreos on October 2, 2020 (or “Kreos 2”), and
(iii) the prepayment option attached to the issuance of bond convertible into new or existing shares in July 30, 2021 (or
“OCEANE”) (see Notes 15), (iv) the Kreos / Claret BSA issued on August 21, 2023 and November 2, 2023, related to tranches A-B and tranche C, respectively, and (v) the Kreos / Claret Minimum Return Indemnifications related to tranches B and C, issued in March 2024 and June 2024, respectively.
•Fair value measurement of financial liabilities at inception (see Note 15), and after (for the Heights convertible notes issued on August 24, 2023) measured at fair value at each reporting period, with fair value changed recognized in profit or loss,
•Amortized cost measurement of royalty certificates, based on the following assumptions: (a) future cash flows, estimated on the basis of development and commercialization plans and budgets approved by the Board of Directors and (b) the effective interest rate. The sensitivity analysis in respect of the measurement of royalty certificates is presented in Note
15,
•Fair value measurement of the call option resulting from the equity line contracts entered into on September 30, 2019 (or
“Equity lines”) (see Note 13.2),
•Estimation of CIR, based on internal and external expenses, which meet the required criteria, incurred by the Group each year (see Note 4.9),
•Recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized and whether sufficient evidence exists (see Note 22).
•Recognition of deferred tax assets: tax deductibility of future royalty payments related to the royalty certificates issued in
September 2022 (see Notes 15 and 22).
•Determination of the terms of the leases, including whether the Group is reasonably certain to exercise extension and/or termination options (see Note 15.8).
The main critical judgements made by the Group’s management impact the following items:
•Accounting treatment of specific conditions of share-based compensation plans (see Notes 4.7 and 14).
•Accounting treatment of the 2018 & 2020 Kreos 1 & 2 bonds, the 2021 OCEANE bonds, and the August 2023 Kreos /
Claret and Heights Financings (see Notes 4.8 and 15).

Statement of compliance	Statement of compliance
The consolidated financial statements of the Group as of and for the years ended December 31, 2022, 2023 and 2024 have been prepared in accordance with both International Financial Reporting Standards (“IFRS”) as issued by the International Accounting
Standard Board (“IASB”) and IFRS as adopted by the European Union (“EU”) regulation n°1606/2002 of July 19, 2002. The term
“IFRS” refers collectively to International Accounting Standards (“IAS”) and IFRS as well as the interpretations issued by the
Standing Interpretations Committee (“SIC”) and the International Financial Reporting Interpretations Standards Committee (“IFRS
IC”), whose application is mandatory for the year ended December 31, 2024.
Going concern	Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the year ended December 31, 2024, the Group had a net loss of €176,242 thousand.
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€557.2 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February 2023 and €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS") on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023, bank borrowings and structured loans for €175.0 million, reimbursements of Research Tax Credits
(Crédit d’Impôt Recherche (“CIR”)) in an aggregate amount of €35.6 million, subsidies received from Banque Publique
d’Investissement (“Bpifrance”) (including €17.1 million of subsidies and €1.8 million of conditional advances) and royalty certificates in an amount of €2.9 million.
Based on (a) the Group’s existing cash and cash equivalents of €144.2 million as of December 31, 2024 and (b) the expected reimbursement of the CIR from 2024 in the second half of 2025 amounting to €5.7 million, the Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements into the fourth quarter of 2025. This takes into account management's assumptions of higher R&D expenditure in 2024 and into 2025 driven by the progression of the
Phase 3 clinical trials of obefazimod in UC and the initiation of the Phase 2b clinical trials for CD. Under these assumptions and based on the Group's current clinical and operational plans, the Group would have sufficient funds to finance its operations in the fourth quarter of 2025, i.e. through the announcement of its top-line data from the Phase 3 ABTECT-1 and ABTECT-2 induction trials for
UC in the third quarter of 2025.
The elements referred to above, as well as (c) the Group's expectation to generate operating losses and negative operating cash flows in the future, and (d) the need for additional funding to support its planned operations, result in a material uncertainty that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board standards) regarding its ability to continue as a going concern for a period of one year after the date that these consolidated financial statements are issued. The
Group continues to monitor its spending of 2025 expenses, ensuring strict adherence to the approved budget, which may include projected savings through the gating of non essential spend and to pursue additional cash resources through public or private equity or debt financings, regional out licensing agreements and/or royalty financing. The Group has concluded that substantial doubt exists about the Group’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these consolidated financial statements.
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the
Group is unable to continue as a going concern.

Impact of the Ukraine/Russia Hostilities on the Group	Impact of the Ukraine/Russia Hostilities on the Group
In February 2022, Russia invaded Ukraine. The conflict has already had major implications for the global economy and the rate of inflation, particularly in relation to the supply of energy, raw materials and food products. It has also caused intense volatility on the financial markets, something that is still ongoing at the reporting date and has pushed down stock market prices around the world.
Given these developments, the Group has decided not to include Russia and Belarus in its global Phase 3 program for obefazimod in
UC. However, the global scale of this conflict cannot be predicted at this stage. The Group, therefore, cannot rule out an adverse impact of this conflict on its business, including in terms of access to raw materials, logistics, the performance of clinical studies and in relation to any future financing the Group may seek.
The long-term safety and efficacy extension of the Phase 2b maintenance trial of obefazimod in moderately to severely active UC is the Group’s only clinical trial with patients currently enrolled in Ukraine.  The Phase 2b 12-month assessment was carried out in all the Ukrainian patients before the war broke out and these patients are therefore included in the one-year maintenance results that were reported on April 6, 2022. Ukrainian patients who completed the two-year Phase 2b maintenance trial have been transitioned to the long-term safety and efficacy trial that is still on-going. The Group also has a few Ukrainian sites active in the western part of Ukraine in the ABTECT Phase 3 clinical trials. None of these sites are located in the Crimea Region of Ukraine, the so-called Donetsk
People’s Republic, or the so-called Luhansk People’s Republic. We continue to monitor developments in the region, but any instability as a result of the war may have material adverse impacts on these clinical sites, which could negatively impact our Phase 3 clinical trials.
Together with its CROs, the Group is making considerable efforts to ensure the follow-up of patients who are unable to come to the study centers. Monitoring takes place through a remote monitoring system that was established and used successfully during the
COVID-19 pandemic.
New, revised or amended Standards and Interpretations	New, revised or amended Standards and Interpretations
The Group applied the following amendments to IFRS that are effective as of December 31, 2024:
•Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants;
•Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures – Supplier Finance
Agreements; and
•Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback.
The Group assessed the impacts resulting from the application of these issued accounting pronouncements and concluded that impacts are not material, with the exception of the amendments to IAS 1, issued in 2020 and 2022, which aim at clarifying the requirements on determining whether a liability is current or non-current, and require new disclosures for non-current liabilities that are subject to future covenants. In accordance with these amendments, an entity shall classify a liability as current when it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.
These amendments can impact liabilities with covenants which breach can render the related liabilities repayable within 12 months.
However, the Group has no such liabilities.
Under the amendments, a settlement of a liability includes transferring an entity's own equity instruments to the counterparty.
Therefore, if a liability has any conversion options that involve a transfer of the entity's own equity instruments, then these generally affect its classification as current or non-current. As an exception, if these conversion options are recognized as equity under IAS 32, then they do not affect the current or non-current classification of the liability.
As disclosed in Notes 15.1, 15.2 and 15.5 the Group has convertible notes (respectively the Kreos / Claret OCABSA, the Heights convertible notes (as of December 31, 2023 and 2024) and the OCEANE bonds (as of December 31, 2022), as defined below) that are convertible into a potentially variable number of ordinary shares of the Group at any time at the option of the noteholders. Despite the fact that the Group has the unconditional right to defer the settlement of such convertible notes into cash beyond twelve months, in application of these amendments, the Group will no longer be considered to have an unconditional right to defer the settlements of the
Heights convertible notes and the OCEANE bonds due to their conversion options that are embedded derivatives not recognized as equity components. Consequently, the amendments led to the reclassification of these convertible notes as current liabilities on a retrospective basis:
•As of December 31, 2022, the carrying value of the OCEANE bonds was €19,957 thousand, of which 19,332 thousand were classified within non-current financial liabilities in the Group’s annual financial statements for the year ended December 31,
2022. In application of these amendments, all of the carrying value of €19,957 thousand is now presented within current financial liabilities.
•As of December 31, 2023, the carrying value of the Heights convertible notes was €29,605 thousand, of which €20,652 thousand were classified within non-current financial liabilities in the Group’s annual financial statements for the year ended
December 31, 2023. In application of these amendments, all of the carrying value of €29,605 thousand is now presented within current financial liabilities.
The classification of the Kreos / Claret OCABSA will not be impacted since they are compound instruments with conversion option and attached OCABSA warrants recognized as an equity component.
New standards, amendments and interpretations issued by IASB but not yet mandatory for financial years starting from January 1, 2023	New standards, amendments and interpretations issued by IASB but not yet mandatory for financial years starting from January 1,
2024
The Group did not elect for early application of the following new standards, amendments and interpretations, which were issued but not mandatory as of December 31, 2024:

•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability whose application is for annual reporting periods beginning on or after January 1, 2025;
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Amendments to the
Classification and Measurement of Financial Instruments, whose application is for annual reporting periods beginning on or after January 1, 2026 (not yet approved by the EU);
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures – Contracts Referencing
Nature-dependent Electricity, whose application is for annual reporting periods beginning on or after January 1, 2026
(not yet approved by the EU);
•IFRS 18 Presentation and Disclosure in Financial Statements, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the EU);
•IFRS 19 Subsidiaries without Public Accountability: Disclosures, whose application is for annual reporting periods beginning on or after January 1, 2027 (not yet approved by the UE), and
•Annual Improvements Volume 11, whose application is for annual reporting periods beginning on or after January 1,
2026 (not yet approved by the UE).
These texts have not been early adopted. The expected impacts are not considered significant, except for IFRS 18, for which the Group has not completed its assessment to date.